Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense	$ 2	$ 3
Other, income tax expense (recovery)	$ 3	$ (9)